Revenues - Summary of Geographical Information (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023
Disclosure of geographical areas [line items]
Revenues		$ 7,258	$ 6,794
Operating segments [member]
Disclosure of geographical areas [line items]
Revenues	[1]	7,258	6,794
U.S. [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenues	[1]	5,304	5,007
Canada [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenues	[1]	205	203
Other [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenues	[1]	292	264
Americas [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenues	[1]	5,801	5,474
U.K. [Member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenues	[1]	898	848
Other Countries [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenues	[1]	294	218
EMEA [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenues	[1]	1,192	1,066
Asia Pacific [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenues	[1]	265	254
Legal Professionals [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenues	[1]	2,922	2,807
Legal Professionals [member] | U.S. [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenues	[1]	2,352	2,282
Legal Professionals [member] | Canada [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenues	[1]	103	82
Legal Professionals [member] | Other [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenues	[1]	31	28
Legal Professionals [member] | Americas [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenues	[1]	2,486	2,392
Legal Professionals [member] | U.K. [Member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenues	[1]	272	262
Legal Professionals [member] | Other Countries [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenues	[1]	43	40
Legal Professionals [member] | EMEA [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenues	[1]	315	302
Legal Professionals [member] | Asia Pacific [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenues	[1]	121	113
Corporates [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenues	[1]	1,844	1,620
Corporates [member] | U.S. [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenues	[1]	1,431	1,314
Corporates [member] | Canada [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenues	[1]	14	12
Corporates [member] | Other [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenues	[1]	85	79
Corporates [member] | Americas [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenues	[1]	1,530	1,405
Corporates [member] | U.K. [Member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenues	[1]	141	118
Corporates [member] | Other Countries [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenues	[1]	120	49
Corporates [member] | EMEA [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenues	[1]	261	167
Corporates [member] | Asia Pacific [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenues	[1]	53	48
Tax & Accounting Professionals [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenues	[1]	1,165	1,058
Tax & Accounting Professionals [member] | U.S. [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenues	[1]	926	840
Tax & Accounting Professionals [member] | Canada [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenues	[1]	38	37
Tax & Accounting Professionals [member] | Other [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenues	[1]	155	135
Tax & Accounting Professionals [member] | Americas [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenues	[1]	1,119	1,012
Tax & Accounting Professionals [member] | U.K. [Member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenues	[1]	25	23
Tax & Accounting Professionals [member] | Other Countries [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenues	[1]	4	6
Tax & Accounting Professionals [member] | EMEA [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenues	[1]	29	29
Tax & Accounting Professionals [member] | Asia Pacific [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenues	[1]	17	17
Reuters News [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenues	[1]	832	769
Reuters News [member] | U.S. [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenues	[1]	219	173
Reuters News [member] | Canada [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenues	[1]	6	7
Reuters News [member] | Other [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenues	[1]	9	9
Reuters News [member] | Americas [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenues	[1]	234	189
Reuters News [member] | U.K. [Member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenues	[1]	425	409
Reuters News [member] | Other Countries [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenues	[1]	121	117
Reuters News [member] | EMEA [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenues	[1]	546	526
Reuters News [member] | Asia Pacific [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenues	[1]	52	54
Global Print [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenues	[1]	519	562
Global Print [member] | U.S. [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenues	[1]	400	420
Global Print [member] | Canada [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenues	[1]	44	65
Global Print [member] | Other [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenues	[1]	12	13
Global Print [member] | Americas [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenues	[1]	456	498
Global Print [member] | U.K. [Member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenues	[1]	35	36
Global Print [member] | Other Countries [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenues	[1]	6	6
Global Print [member] | EMEA [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenues	[1]	41	42
Global Print [member] | Asia Pacific [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenues	[1]	22	22
Eliminations/ Rounding [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenues	[1]	(24)	(22)
Eliminations/ Rounding [member] | U.S. [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenues	[1]	(24)	(22)
Eliminations/ Rounding [member] | Americas [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenues	[1]	$ (24)	$ (22)

[1]	Revenues by geography are based on the location of the customer. Revenues from the Reuters News agreement with LSEG’s Data & Analytics business, the Company’s largest customer, are included in the U.K.